20 Financial instruments (Details 2) - Dollar call and put options [member] R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Extrinsic value	R$ (43,948)
Intrinsic value	(100,853)
Accumulated OCI (equity)	R$ (144,801)